BENEFIT PLANS Defined Benefit Plan - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Multiemployer Plans, Withdrawal Obligation	$ 4,700
Defined Benefit Plan, Funded Percentage	85.63%
Percent Limit on Company Contributions	5.00%
Pension and Other Postretirement Benefit Contributions	$ 356	$ 121	$ 226
Pension Expense	$ 222	$ 218	$ 27